Comparative Figures	9 Months Ended
Dec. 31, 2025
Comparative Figures [Abstract]
Comparative Figures [Text Block]

27. Comparative Figures

Certain figures in the comparative period condensed interim consolidated statements of financial position, condensed interim consolidated statements of (loss) income and comprehensive (loss) income, condensed interim consolidated statements of changes in equity and condensed interim consolidated statements of cash flows have been reclassified to meet the current presentation.